Dividends - Summary of Dividends (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 41,476	¥ 32,000	¥ 26,293
Interim dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	23,866	16,000	14,212
Final dividends [member]
Dividend attributable to owners [Line Items]
Dividends attributable to owners of the Company	¥ 17,610	¥ 16,000	¥ 12,081